CARTER LEDYARD & MILBURN LLP
                               COUNSELLORS AT LAW
                                  2 WALL STREET
                            NEW YORK, N.Y. 10005-2072
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                               TEL: (212) 238-8605
                               FAX: (212) 732-3232



                                            April 19, 2005

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

             Re: Attunity Ltd Amendment No. 4 to Form F-3--File No 333-119157
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Ladies and Gentlemen:

         On behalf of Attunity Ltd, a company incorporated under the laws of the State of Israel (the "Registrant"), we are filing herewith Amendment No. 4 to a Registration Statement on Form F-3 relating to a proposed offering by selling shareholders of the Registrant, pursuant to Rule 415 under the Securities Act of 1933, of up to 7,409,226 ordinary shares of the Registrant.

         Also accompanying the filing is correspondence responding to the Commission's comments to Amendment No. 3. If there are any questions with respect to this filing, please call the undersigned at the number above given.

                                            Very truly yours,

                                            /s/Steven J. Glusband
                                            Steven J. Glusband




cc:      Ofer Segev